FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2021	2020
Designated derivative instruments -long-term assets:
Interest rate swaps	2,077	—
Cross currency interest rate swaps	—	28
Cross currency swaps	1,019	3,373
Non-designated derivative instruments -long-term assets:
Interest rate swaps	88	—
Cross currency swaps	—	5
Total derivative instruments - long-term assets	3,184	3,406

(in thousands of $)	2021	2020
Designated derivative instruments -short-term liabilities:
Interest rate swaps	68	703
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	670	869
Total derivative instruments - short-term liabilities	738	1,572
Designated derivative instruments -long-term liabilities:
Interest rate swaps	2,316	7,926
Cross currency interest rate swaps	2,685	3,006
Cross currency swaps	10,038	8,301
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	2,159	13,479
Cross currency swaps	11	—
Total derivative instruments - long-term liabilities	17,209	32,712

Schedule of interest rate swap transactions	As of December 31, 2021, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$84,333 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$35,063 (remaining at $35,063)	December 2014	January 2022	3.09%
$19,413 (remaining at $19,413)	September 2015	March 2022	1.67%
$56,000 (remaining at $56,000)	June 2019	September 2023	1.84%	†
$14,699 (equivalent to NOK128 million)	June 2019	September 2023	6.70% - 6.77%	*
$11,254 (equivalent to NOK100 million)	August 2019	September 2023	6.378%	*
$30,000 (remaining at $30,000)	May 2019	June 2024	2.15%	†
$48,332 (equivalent to NOK420 million)	May 2019	June 2024	6.85% - 6.90%	*
$100,000 (remaining at $100,000)	August 2019	August 2029	1.45% - 1.60%
$67,500 (remaining at $67,500)	January 2020	October 2024	1.40%	†
$145,450 (reducing to $92,233)	April 2020	January 2025	0.46% - 0.47%
$45,830 (reducing to $45,135)	May 2020	May 2022	0.28%

*    These swaps relate to the NOK700 million and NOK700 million unsecured bonds due 2023 and 2024 respectively, whereby the fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.
† These swaps relate to the NOK700 million, NOK700 million and NOK600 million unsecured bonds due 2023, 2024 and 2025 respectively, where a fixed interest rate is paid in exchange for LIBOR excluding margin on the underlying bonds.
Schedule of currency swap transactions

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2021, and 2020, are as follows:

	2021	2021	2020	2020
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	9,680	9,680	9,431	9,431
Equity Securities	1,292	1,292	10,367	10,367
Equity securities pledged to creditors	10,238	10,238	9,007	9,007
NOK700 million senior unsecured floating rate bonds due 2023	79,507	79,586	81,572	78,513
NOK700 million senior unsecured floating rate bonds due 2024	78,939	79,077	80,989	76,940
NOK600 million senior unsecured floating rate bonds due 2025	61,334	60,133	62,927	57,421
5.75% unsecured convertible bonds due 2021	—	—	212,230	199,496
4.875% unsecured convertible bonds due 2023	137,900	138,727	139,900	123,112
7.25% unsecured sustainability linked bonds due 2026	150,000	153,563	—	—
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,184	3,184	3,406	3,406
Interest rate/ currency swap contracts – short-term payables	738	738	1,572	1,572
Interest rate/ currency swap contracts – long-term payables	17,209	17,209	32,712	32,712

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as of December 31, 2021, are measured as follows:

		Fair value measurements using
	December 31, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	9,680	4,619	5,061
Equity securities	1,292	1,292
Equity securities pledged to creditors	10,238	10,238
Interest rate/ currency swap contracts - long-term receivables	3,184		3,184
Total assets	24,394	16,149	8,245	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	79,586	79,586
NOK700 million senior unsecured floating rate bonds due 2024	79,077	79,077
NOK600 million senior unsecured floating rate bonds due 2025	60,133	60,133
4.875% unsecured convertible bonds due 2023	138,727	138,727
7.25% unsecured sustainability linked bonds due 2026	153,563	153,563
Interest rate/ currency swap contracts – short-term payables	738		738
Interest rate/ currency swap contracts – long-term payables	17,209		17,209
Total liabilities	529,033	511,086	17,947	—

The above fair values of financial assets and liabilities as of December 31, 2020, were measured as follows:

		Fair value measurements using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	9,431	4,643	4,788	—
Equity securities	10,367	10,367
Equity securities pledged to creditors	9,007	9,007
Interest rate/ currency swap contracts – long-term receivables	3,406		3,406
Total assets	32,211	24,017	8,194	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	78,513	78,513
NOK700 million senior unsecured floating rate bonds due 2024	76,940	76,940
NOK600 million senior unsecured floating rate bonds due 2025	57,421	57,421
5.75% unsecured convertible bonds due 2021	199,496	199,496
4.875% unsecured convertible bonds due 2023	123,112	123,112
Interest rate/ currency swap contracts – short-term payables	1,572		1,572
Interest rate/ currency swap contracts – long-term payables	32,712		32,712
Total liabilities	569,766	535,482	34,284	—